Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 10,623,855.6		$ 140,918.6		₨ 9,111,464.6
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,040,800.4		93,391.6		6,237,903.6
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		952,053.1		12,628.4		951,744.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,920,601.6		25,475.5		1,538,107.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,658,770.3		22,002.5		1,478,317.8
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		747,382.4		9,913.5		746,288.0
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		634,612.4		8,417.7		513,771.6
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,127,380.6		14,954.0		1,009,674.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,583,055.2		47,527.0		2,873,561.0
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		75,254.6		998.1		45,108.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,049.3				4,807.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		16,819.3				11,520.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,210.9				9,087.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		17,679.2				9,225.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,330.9				784.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		13,038.1				9,480.1
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,126.9				202.9
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		157,426.9		2,088.1		140,422.5
Impaired / 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,279.2				13,606.7
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		14,481.7				15,781.5
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		32,866.3				29,945.0
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		22,992.2				11,254.9
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,921.3				2,157.1
Impaired / 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		33,462.8				29,523.6
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		35,423.4				38,153.7
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	10,391,174.1	[1]	$ 137,832.4	[1]	8,925,934.1	[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	932,724.6	[1]			933,330.5	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,889,300.6	[1]			1,510,805.7	[3]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,610,693.1	[1]			1,439,284.9	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	706,711.0	[1]			725,808.1	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	628,360.2	[1]			510,829.6	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,080,879.7	[1]			970,670.9	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 3,542,504.9	[1]			₨ 2,835,204.4	[3]

[1]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 39.0 billion.
[2]	Loans up to 30 days past due are considered current
[3]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired Rs. 34.0 billion.